UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche DWS Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 7/31

Date of reporting period: 10/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                         as of October 31, 2018 (Unaudited)

DWS Large Cap Focus Growth Fund

	Shares	Value ($)
Common Stocks 97.8%
Communication Services 11.7%
Entertainment 3.6%
Activision Blizzard, Inc.	76,422	5,276,939
Netflix, Inc.*	11,541	3,482,843
		8,759,782
Interactive Media & Services 5.9%
Alphabet, Inc. "A"*	12,443	13,570,087
Eventbrite, Inc. "A"* (a)	27,000	764,100
		14,334,187
Wireless Telecommunication Services 2.2%
T-Mobile U.S., Inc.*	79,581	5,455,278
Consumer Discretionary 16.9%
Hotels, Restaurants & Leisure 2.5%
McDonald's Corp.	34,292	6,066,255
Internet & Direct Marketing Retail 4.5%
Amazon.com, Inc.*	6,851	10,947,967
Leisure Products 1.7%
YETI Holdings, Inc.* (a)	269,887	4,299,300
Multiline Retail 2.3%
Dollar General Corp.	50,066	5,576,351
Specialty Retail 5.9%
CarMax, Inc.*	56,101	3,809,819
Floor & Decor Holdings, Inc. "A"*	66,624	1,704,242
Home Depot, Inc.	49,870	8,771,135
		14,285,196
Consumer Staples 3.1%
Food & Staples Retailing 2.1%
Costco Wholesale Corp.	22,045	5,040,148
Personal Products 1.0%
Estee Lauder Companies, Inc. "A"	18,224	2,504,707
Energy 0.8%
Oil, Gas & Consumable Fuels
Concho Resources, Inc.*	14,403	2,003,313
Financials 8.0%
Capital Markets 3.1%
Intercontinental Exchange, Inc.	97,977	7,548,148
Insurance 4.9%
Progressive Corp.	172,439	12,018,998
Health Care 16.4%
Biotechnology 1.1%
Celgene Corp.*	37,721	2,700,824
Health Care Equipment & Supplies 7.3%
Becton, Dickinson & Co.	38,309	8,830,224
DexCom, Inc.*	20,500	2,721,785
Edwards Lifesciences Corp.*	16,166	2,386,102
Inogen, Inc.*	10,000	1,895,700
Intuitive Surgical, Inc.*	3,792	1,976,315
		17,810,126
Health Care Providers & Services 0.8%
Guardant Health, Inc.*	6,372	213,334
PetIQ, Inc.*	55,847	1,768,116
		1,981,450
Health Care Technology 2.0%
Evolent Health, Inc. "A"*	220,000	4,884,000
Life Sciences Tools & Services 3.0%
Thermo Fisher Scientific, Inc.	30,667	7,165,344
Pharmaceuticals 2.2%
Zoetis, Inc.	58,786	5,299,558
Industrials 10.8%
Aerospace & Defense 2.9%
Boeing Co.	19,987	7,092,587
Electrical Equipment 1.9%
AMETEK, Inc.	67,114	4,502,007
Industrial Conglomerates 2.4%
Roper Technologies, Inc.	20,575	5,820,668
Machinery 1.3%
Parker-Hannifin Corp.	20,575	3,119,787
Professional Services 0.8%
Equifax, Inc.	20,085	2,037,422
Road & Rail 1.5%
Norfolk Southern Corp.	21,751	3,650,470
Information Technology 27.8%
Electronic Equipment, Instruments & Components 1.6%
Trimble, Inc.*	102,875	3,845,467
IT Services 7.6%
Fidelity National Information Services, Inc.	48,988	5,099,651
Switch, Inc. "A"	200,000	1,774,000
Visa, Inc. "A"	84,948	11,710,082
		18,583,733
Semiconductors & Semiconductor Equipment 1.9%
NVIDIA Corp.	22,535	4,751,054
Software 10.9%
Globant SA*	49,000	2,522,520
Guidewire Software, Inc.*	31,353	2,789,476
Microsoft Corp.	133,210	14,228,160
salesforce.com, Inc.*	27,053	3,712,754
ServiceNow, Inc.*	17,636	3,192,822
		26,445,732
Technology Hardware, Storage & Peripherals 5.8%
Apple, Inc.	64,763	14,174,030
Materials 0.8%
Construction Materials
Vulcan Materials Co.	19,105	1,932,280
Real Estate 1.5%
Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	34,488	3,561,231
Total Common Stocks (Cost $153,371,506)		238,197,400
Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.09% (b) (c) (Cost $3,587,770)	3,587,770	3,587,770
Cash Equivalents 2.3%
DWS Central Cash Management Government Fund, 2.19% (b) (Cost $5,636,529)	5,636,529	5,636,529
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $162,595,805)	101.6	247,421,699
Other Assets and Liabilities, Net	(1.6)	(3,899,805)
Net Assets	100.0	243,521,894

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended October 31, 2018 are as follows:

Value ($) at 7/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 10/31/2018	Value ($) at 10/31/2018
Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.09% (b) (c)
2,904,623	683,147 (d)	—	—	—	4,832	—	3,587,770	3,587,770
Cash Equivalents 2.3%
DWS Central Cash Management Government Fund, 2.19% (b)
8,885,113	15,247,133	18,495,717	—	—	34,295	—	5,636,529	5,636,529
11,789,736	15,930,280	18,495,717	—	—	39,127	—	9,224,299	9,224,299

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at October 31, 2018 amounted to $3,642,479, which is 1.5% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended October 31, 2018.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$238,197,400	$—	$—	$238,197,400
Short-Term Investments	9,224,299	—	—	9,224,299
Total	$247,421,699	$—	$—	$247,421,699

(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Large Cap Focus Growth Fund, a series of Deutsche DWS Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	December 21, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	December 21, 2018